Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 2,360,408	$ (1,072,517)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	77,783	82,963	338,176	356,603	317,095
Amortization	3,807	3,807	15,229	13,048	9,723
Provision (recovery) for bad debts		48,931	(4,597)	372,680	46,356
Equity-based consulting and compensation expenses	97,133	276,867	915,361	1,093,117	476,875
Extension of warrants			144,000
Derivative warrants issued for consulting services				69,000	65,000
Deferred taxes
Change in fair value of warrant liability	(5,299,000)	(1,580,000)	(7,538,000)	10,388,000	2,026,000
Amortization of loan guarantee and financing fees	407,871	244,336	1,427,296	575,285	527,584
Accretion of discount on debt	538,911	404,150	2,212,154	480,620
Loss on debt and warrant restructuring			1,862,012
Deferred rent	1,622	1,997	7,987	25,922	42,363
Deferred initial public offering costs expensed	617,706
Change in working capital components:
Accounts receivable	(274,348)	(110,000)	(156,968)	(355,816)	(570,162)
Other current assets	10,647	(152,969)	(220,009)	551,738	(710,643)
Accounts payable, accrued expenses and deferred revenue	897,521	(1,350,859)	85,134	1,243,594	446,603
Net cash (used in) operating activities	(559,939)	(3,203,294)	(7,577,852)	(5,073,249)	(5,730,547)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(11,909)	(7,677)	(162,463)	(268,632)	(161,201)
Patent costs	(8,352)	(43,201)	(135,306)	(82,872)	(18,407)
(Increase) decrease in restricted cash		(50,000)	(50,000)	238,400	11,600
Net cash (used in) investing activities	(20,261)	(100,878)	(347,769)	(113,104)	(168,008)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on capital lease obligations	(4,184)	(10,569)	(36,120)	(42,708)	(79,848)
Proceeds from issuance of preferred stock					9,108,000
Payment of equity issuance costs		(688,969)	(1,373,000)	(182,933)	(826,837)
Proceeds from option exercises					1,600
Proceeds from warrant exercises		619,980	635,227	49,999
Proceeds from borrowings on notes payable		3,000,000	7,120,000	3,000,000
Proceeds from borrowings on line of credit				3,200,000	590,000
Payments on line of credit				(200,000)	(1,000,000)
Principal payments on notes payable	(18,650)		(17,836)		(145,000)
Net cash provided by (used in) financing activities	(22,834)	2,920,442	6,328,271	5,824,358	7,647,915
Net (decrease) in cash and cash equivalents	(603,034)	(383,730)	(1,597,350)	638,005	1,749,360
CASH AND CASH EQUIVALENTS
Beginning	819,906	2,417,256	2,417,256	1,779,251	29,891
Ending	216,872	2,033,526	819,906	2,417,256	1,779,251
SUPPLEMENTAL CASH FLOW DISCLOSURE
Cash paid for interest	128,215	241,987	1,091,377	253,996	274,356
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Fixed assets acquired through capital lease arrangement				49,600
Warrants issued with debt		940,000	6,122,000	1,970,000
Warrants issued for debt guarantee fee		1,061,000	1,583,000	831,000	415,000
Warrants issued for financing fees	47,000		1,003,000
Warrants issued for equity issuance costs					328,000
Warrant liability reclassified to equity				6,415,000
Accrued IPO costs	601,430		1,732,016	1,428,340
Accrued expenses recorded as financing fees		147,000	251,000
Payment of accrued IPO costs		162,878
Accrued expenses recorded as a discount on debt				161,000
IPO costs discounted	733,250
IPO costs reclassified to accounts receivable	120,000
Accrued expenses reclassified as derivative warrant liability	221,000		148,000
Derivative warrant settled with accrued expense			182,500
Retirement of treasury stock	$ 17,442